Going Concern and Liquidity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2020	Apr. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Accumulated deficit	$ 52,536,063		$ 52,536,063				$ 52,536,063		$ 46,382,174	$ 25,096,983
Net loss			(1,187,760)	$ (4,913,787)	$ (1,753,566)	$ (3,005,955)	(6,101,547)	$ (4,759,521)	(21,285,191)	(4,978,095)
Cash	583,955		583,955				583,955		137,177	133,644
Working capital deficit	18,383,173		$ 18,383,173				18,383,173		14,123,625
Proceeds from new debt arrangements	$ 93,300						1,405,300
Proceeds from related parties							4,474,137
Net cash provided by operations							$ 661,629	$ 3,524,823	$ 4,624,767	$ (2,983,251)
On or Before October 31, 2020 [Member]
Purchase of promissory notes		$ 9,000,000